Deconsolidation of Teekay Offshore - Schedule of Deconsolidation(Details) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 25, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Noncontrolling Interest [Line Items]
Carrying value of the non-controlling interest in Teekay Offshore					$ 881,830
Loss on deconsolidation of Teekay Offshore (note 3)			$ (103,188)	$ 0	$ (103,188)	$ 0
Teekay Offshore
Noncontrolling Interest [Line Items]
Net cash proceeds received by Teekay		$ 139,693
Fair value of vessel charters with Teekay Offshore		16,412
Carrying value of the non-controlling interest in Teekay Offshore		1,138,275
Subtotal		1,481,108
Carrying value of Teekay Offshore's net assets on deconsolidation		(1,584,296)
Loss on deconsolidation of Teekay Offshore (note 3)			$ (103,188)
Teekay Offshore | Stock purchase warrants
Noncontrolling Interest [Line Items]
Fair value of warrants	$ 36,596
Teekay Offshore | General Partner
Noncontrolling Interest [Line Items]
Fair value of common units and General Partner interest of Teekay Offshore		$ 150,132